Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Oct. 15, 2024 USD ($)	Oct. 29, 2014 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Debt
Long-term debt			€ 6,836,108		€ 7,447,562
FME US Finance II, Inc. 2014
Debt
Face amount | $						$ 400,000
Interest rate (as a percent)					4.75%	4.75%
Long-term debt					€ 365,344
Redemption of bonds	$ 400,000	€ 314,046
Fresenius Medical Care AG, 2018
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.50%	1.50%
Long-term debt			€ 503,204		502,492
Fresenius Medical Care AG, 2020
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.00%	1.00%
Long-term debt			€ 501,787		500,953
Fresenius Medical Care AG, 2019
Debt
Face amount			€ 600,000
Interest rate (as a percent)			0.625%	0.625%
Long-term debt			€ 598,438		597,457
FME US Finance III, Inc. 2021
Debt
Face amount | $				$ 850,000
Interest rate (as a percent)			1.875%	1.875%
Long-term debt			€ 816,438		766,121
Fresenius Medical Care AG, 2022
Debt
Face amount			€ 750,000
Interest rate (as a percent)			3.875%	3.875%
Long-term debt			€ 754,936		753,755
FME US Finance III, Inc. 2019
Debt
Face amount | $				$ 500,000
Interest rate (as a percent)			3.75%	3.75%
Long-term debt			€ 477,290		447,719
Fresenius Medical Care AG, 2019
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.25%	1.25%
Long-term debt			€ 498,971		498,648
Fresenius Medical Care AG, 2020
Debt
Face amount			€ 750,000
Interest rate (as a percent)			1.50%	1.50%
Long-term debt			€ 753,979		753,466
FME US Finance III, Inc. 2020
Debt
Face amount | $				$ 1,000,000
Interest rate (as a percent)			2.375%	2.375%
Long-term debt			€ 965,623		907,015
FME US Finance III, Inc. 2021
Debt
Face amount | $				$ 650,000
Interest rate (as a percent)			3.00%	3.00%
Long-term debt			€ 621,454		583,495
Bonds
Debt
Long-term debt			€ 6,492,120		€ 6,676,465
Redemption percentage at option of issuer			100.00%	100.00%
Percentage at which holders have right to ask repurchase			101.00%	101.00%
Debt Issuance Program
Debt
Face amount			€ 10,000,000